Business Operations - Revenues and Percentage of Consolidated Revenue (Parenthetical) (Detail) (Maximum [Member], Customer Concentration Risk [Member], ConocoPhillips [Member], Sales Revenue, Net [Member])
12 Months Ended
Dec. 31, 2014
Maximum [Member] | Customer Concentration Risk [Member] | ConocoPhillips [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from significant customer	10.00%